Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Class A Ordinary shares	Class B Ordinary shares	Additional paid-in capital	Statutory reserves	Retained earnings	Accumulated other comprehensive income/(loss)	Total
Balance at Dec. 31, 2020		$ 433	$ 767	$ 119,586	$ 62,041	$ 528,600	$ 30,710	$ 742,137
Balance (in Shares) at Dec. 31, 2020	[1]	4,332,000	7,668,000
Net Income (loss)						192,462		192,462
Appropriation to statutory reserve					19,246	(19,246)
Foreign currency translation adjustment							19,743	19,743
Balance at Dec. 31, 2021		$ 433	$ 767	119,586	81,287	701,816	50,453	954,342
Balance (in Shares) at Dec. 31, 2021	[1]	4,332,000	7,668,000
Net Income (loss)						83,980		83,980
Dividend paid						(398,444)		(398,444)
Appropriation to statutory reserve					8,398	(8,398)
Foreign currency translation adjustment							(83,556)	(83,556)
Balance at Dec. 31, 2022		$ 433	$ 767	119,586	89,685	378,954	(33,103)	556,322
Balance (in Shares) at Dec. 31, 2022	[1]	4,332,000	7,668,000
Net Income (loss)						(241,217)		(241,217)
Capital contribution				1,128				1,128
Foreign currency translation adjustment							(9,961)	(9,961)
Balance at Dec. 31, 2023		$ 433	$ 767	$ 120,714	$ 89,685	$ 137,737	$ (43,064)	$ 306,272
Balance (in Shares) at Dec. 31, 2023	[1]	4,332,000	7,668,000

[1]	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on March 23, 2023